Debt - Debt Issuances (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Debt Instrument [Line Items]
Proceeds from long-term borrowings	$ 7,875,000,000
Verizon 3.875% notes due 2029 (2)
Debt Instrument [Line Items]
Stated interest rate on debt instrument							3.875%
Principal Amount Issued	1,000,000,000
Proceeds from long-term borrowings	994,000,000
Verizon 5.000% notes due 2051
Debt Instrument [Line Items]
Stated interest rate on debt instrument							5.00%
Principal Amount Issued	510,000,000
Proceeds from long-term borrowings	506,000,000
Verizon 0.875% notes due 2027
Debt Instrument [Line Items]
Stated interest rate on debt instrument						0.875%
Principal Amount Issued | €			€ 1,250,000,000
Proceeds from long-term borrowings	1,391,000,000
Verizon 1.250% notes due 2030
Debt Instrument [Line Items]
Stated interest rate on debt instrument						1.25%
Principal Amount Issued | €			1,250,000,000
Proceeds from long-term borrowings	1,385,000,000
Verizon 2.500% notes due 2031
Debt Instrument [Line Items]
Stated interest rate on debt instrument						2.50%
Principal Amount Issued | £				£ 500,000,000
Proceeds from long-term borrowings	647,000,000
Verizon 0.875% notes due 2032
Debt Instrument [Line Items]
Stated interest rate on debt instrument					0.875%
Principal Amount Issued | €			800,000,000
Proceeds from long-term borrowings	882,000,000
Verizon 1.500% notes due 2039
Debt Instrument [Line Items]
Stated interest rate on debt instrument					1.50%
Principal Amount Issued | €			€ 500,000,000
Proceeds from long-term borrowings	545,000,000
Verizon 1.875% notes due 2030
Debt Instrument [Line Items]
Stated interest rate on debt instrument					1.875%
Principal Amount Issued | £				£ 550,000,000
Proceeds from long-term borrowings	$ 672,000,000
Verizon 3.500% notes due 2039
Debt Instrument [Line Items]
Stated interest rate on debt instrument	2.10%	2.10%	2.10%	2.10%
Principal Amount Issued		$ 450,000,000
Proceeds from long-term borrowings	$ 307,000,000
Verizon 2.650% notes due 2030
Debt Instrument [Line Items]
Stated interest rate on debt instrument	2.65%	2.65%	2.65%	2.65%
Principal Amount Issued		$ 300,000,000
Proceeds from long-term borrowings	$ 205,000,000
Verizon 3.500% notes due 2039
Debt Instrument [Line Items]
Stated interest rate on debt instrument	3.50%	3.50%	3.50%	3.50%
Principal Amount Issued		$ 500,000,000
Proceeds from long-term borrowings	$ 341,000,000